Condensed Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net income / (loss) for the period	$ (43,447)	$ 27,136
Other comprehensive income:
Unrealized loss on cash flow hedges, net (Notes 18 and 20)	(8,114)	(5,736)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 20)	31	31
Other comprehensive loss for the period	(8,083)	(5,705)
Total comprehensive income / (loss) for the period	$ (51,530)	$ 21,431